Share-based compensation (Details Narrative) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-based compensation expenses	$ 0	$ 153,266
Employee [Member]
Shares description	1.125 shares of the Company were vested, with remaining 0.375 shares unvested.